Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transaction [Line Items]
Related Party Transactions	Related party transactions
Francis Davidson Promissory Note
In November 2019, Sonder granted Mr. Davidson, its CEO, the ability to purchase 5,613,290 shares of common stock for an aggregate exercise price of $24.6 million, all of which Mr. Davison exercised in December 2019 with a full recourse promissory note payable to Sonder. As of December 31, 2021 and 2020, the aggregate borrowings outstanding under the note, including interest, were $25.7 million and $25.2 million, respectively. The aggregate outstanding principal amount and interest under the loan were payable in full prior to the consummation of the Business Combination. Refer to Note 14. Stockholders’ Deficit and Note 18. Subsequent events for details.
2021 Convertible Promissory Notes
In March 2021, Sonder issued the Sonder Convertible Notes in an aggregate principal amount of $165.0 million to certain investors in exchange for Sonder’s agreement to issue the investors shares of its capital stock upon the occurrence of certain events described in the Note Purchase Agreement dated March 12, 2021. As of December 31,
2021, Sonder’s investors and their affiliates held $43.3 million of the Sonder Convertible Notes. The Sonder Convertible Notes automatically converted into shares of Sonder Common Stock immediately prior to the consummation of the Business Combination. See Note 7. Debt and Note 18. Subsequent events for details of the transaction.
Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
Founder Shares
On July 23, 2020, the Sponsor purchased 11,500,000 shares of Class F common stock (the “Founder Shares”) for $25,000, or approximately $0.002 per share. On January 12, 2021, the Sponsor transferred 25,000 Founder Shares to each of the Company’s three independent director nominees at their original purchase price. On March 7,
2021, the Sponsor forfeited 250,000 Founder Shares following the expiration of the unexercised portion of underwriters’ over-allotment option, so that the Founder Shares held by the Initial Stockholders would represent 20.0% of the outstanding shares of common stock following completion of the Public Offering. The Founder Shares are identical to the common stock included in the Units sold in the Public Offering except that the Founder Shares will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation.
Private Placement Warrants
The Sponsor purchased from the Company an aggregate of 5,500,000 whole warrants at a price of $2.00 per warrant (a purchase price of approximately $11,000,000) in a private placement that occurred simultaneously with the completion of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Business Combination.
The Private Placement Warrants have terms and provisions that are identical to those of the Warrants being sold as part of the Units in the Public Offering, except that the Private Placement Warrants are not redeemable so long as they are held by the Sponsor or its permitted transferees, except as described in the warrant agreement.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants issued upon conversion of working capital loans, if any, hold registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan
Prior to the completion of the Public Offering, the Sponsor loaned the Company an aggregate of $300,000 by the issuance of an unsecured promissory note (the “Note”) issued by the Company in favor of the Sponsor to cover organizational expenses and expenses related to the Public Offering. The Note was non-interest bearing and payable on the earlier of July 31, 2021 or the completion of the Public Offering. The Note was repaid upon completion of the Public Offering.
On February 17, 2021, the Sponsor made available to the Company a loan of up to $1,500,000 pursuant to a promissory note issued by the Company to the Sponsor. The proceeds from the note were used for on-going operational expenses and certain other expenses in connection with the Proposed Business Combination. The note is unsecured, non-interest bearing and matured on January 18, 2022, the date on which the Company consummated the Business Combination. As of December 31, 2021, the amount advanced by Sponsor to the Company was $1,500,000.
Administrative Services Agreement
The Company entered into an administrative services agreement pursuant to which it agreed to pay to an affiliate of the Sponsor $20,000 per month for office space, utilities and secretarial support. Services commenced on January 19, 2021 (the date the securities were first listed on the Nasdaq Capital Market) and terminated upon the Business Combination closing date.
For the period commencing January 19, 2021 through December 31, 2021 the Company has paid the affiliate $227,742.